UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22867

Cohen & Steers MLP & Energy Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

August 31, 2016 (Unaudited)

	Number of
	Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES 96.8%
CRUDE/REFINED PRODUCTS 21.8%
Buckeye Partners, LP	42,924	$3,015,840
Enbridge Energy Management, LLC (a)	152,970	3,481,600
Enbridge, Inc. (Canada)	69,400	2,737,050
Genesis Energy, LP	20,519	734,375
NuStar GP Holdings, LLC	41,610	1,010,707
Plains GP Holdings, LP	171,884	1,956,040
SemGroup Corporation	104,783	3,258,751
Tesoro Logistics, LP	20,259	971,622
Valero Energy Partners, LP	21,479	899,755
		18,065,740
DIVERSIFIED MIDSTREAM 35.9%
Altagas Ltd. (Canada)	44,995	1,164,504
Energy Transfer Equity, LP	177,609	3,179,201
Energy Transfer Partners, LP	41,539	1,659,068
Enterprise Products Partners, LP	110,022	2,904,581
Kinder Morgan, Inc.	223,360	4,880,416
Macquarie Infrastructure Co. LLC	36,709	2,934,517
MPLX, LP	67,916	2,250,057
Pembina Pipeline Corporation (Canada)	103,196	3,105,166
Spectra Energy Corp.	60,225	2,145,215
Williams Companies, Inc.	196,776	5,497,921
		29,720,646
DIVERSIFIED UTILITIES 7.4%
Atmos Energy Corp.	9,436	695,433
Dominion Resources, Inc.	36,530	2,709,065
Sempra Energy	15,464	1,617,999
UGI Corporation	23,317	1,060,457
		6,082,954
GATHERING & PROCESSING 15.0%
Antero Midstream Partners, LP	26,591	732,848
Crestwood Equity Partners, LP	18,384	382,387
EQT Corporation	7,953	568,640
EQT Midstream Partners, LP	9,229	725,492
Keyera Corp. (Canada)	80,074	2,472,317
PennTex Midstream Partners, LP	31,048	506,082
Rice Midstream Partners, LP	55,355	1,265,415
Tallgrass Energy GP, LP	74,791	1,740,387
Targa Resources Corp.	91,437	3,984,824
		12,378,392
MARINE SHIPPING/OFFSHORE 3.2%
GasLog Ltd. (Monaco)	51,578	701,461
Golar LNG Partners, LP (Marshall Islands)	29,786	578,444
Hoegh LNG Partners, LP (Marshall Islands)	26,025	485,366
KNOT Offshore Partners, LP (Marshall Islands)	22,247	414,239
Teekay Corporation (Marshall Islands)	36,400	263,172
Teekay Offshore Partners, LP (Marshall Islands)	30,511	168,421
		2,611,103
NATURAL GAS PIPELINES 10.3%
Cheniere Energy Partners, LP Holdings, LLC	46,884	946,588
Cheniere Energy, Inc. (b)	34,354	1,473,786
TransCanada Corporation (Canada)	121,572	5,513,106
Veresen, Inc. (Canada)	56,992	561,489

			8,494,969
OIL & GAS STORAGE 2.0%
VTTI Energy Partners, LP (Marshall Islands)		87,414	1,680,971
RENEWABLE ENERGY 1.2%
NextEra Energy Partners, LP		20,493	596,961
Pattern Energy Group, Inc.		15,595	371,161
			968,122

TOTAL INVESTMENTS (Identified cost - $80,649,051)	96.8%		80,002,897
OTHER ASSETS IN EXCESS OF LIABILITIES	3.2		2,670,031
NET ASSETS	100.0%		$82,672,928

Note: Percentages indicated are based on the net assets of the Fund.
(a) Distributions are paid-in-kind.
(b) Non-income producing security.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of August 31, 2016.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Limited Partnerships and Related Companies:	$80,002,897	$80,002,897	$—	$—
Total Investments(a)	$80,002,897	$80,002,897	$—	$—

(a)  Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Master Limited Partnerships and Related Companies- Gathering & Processing
Balance as of November 30, 2015	$343,881
Change in unrealized appreciation (depreciation)	250,479
Transfers out of Level 3(a)	(594,360)
Balance as of August 31, 2016	$—

(a) As of November 30, 2015, the Fund used significant unobservable inputs in determining the value of this investment.  As of August 31, 2016, the Fund used a quoted price in determining the value of the same investment, which resulted from the registration of these shares.

Note 2. Income Tax Information

As of August 31, 2016, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$80,649,051
Gross unrealized appreciation	$5,361,472
Gross unrealized depreciation	(6,007,626)
Net unrealized appreciation (depreciation)	$(646,154)

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Principal Executive Officer

Date: October 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

	Date: October 6, 2016			Date: October 6, 2016